PROPERTY AND EQUIPMENT, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

4 - PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	September 30,	December 31,
	2016	2015
Laboratory equipment	$2,559,986	$2,559,986
Computer/office equipment and software	187,337	187,337
Furniture, fixtures and office equipment	73,734	73,734
Leasehold improvements	75,262	75,262
	2,896,319	2,896,319
Less - Accumulated depreciation and amortization	(1,865,127)	(1,384,826)
	$1,031,192	$1,511,493

Depreciation and amortization expense for the three and nine months ended September 30, 2016 was $126,301 and $480,301, respectively. Depreciation and amortization expense for the three and nine months ended September 30, 2015 was $149,901 and $425,788, respectively. During the nine months ended September 30, 2015, the Company expensed $22,962 associated with the write-down of leasehold improvements due to a relocation of the Company’s corporate office and research laboratories in March 2015 (see Note 8).

4 – PROPERTY AND EQUIPMENT

Property and equipment, net consist of the following:

	December 31,
	2015	2014
Laboratory equipment	$2,559,986	$1,611,513
Computer/office equipment and software	187,337	117,429
Furniture, fixtures and office equipment	73,734	23,526
Leasehold improvements	75,262	112,507
	2,896,319	1,864,975
Less – Accumulated depreciation and amortization	(1,384,826)	(857,848)
Total property and equipment, net	$1,511,493	$1,007,127

The Company recognized depreciation and amortization expense of $616,523 and $304,456 for the years ended December 31, 2015 and 2014, respectively. During the year ended December 31, 2015, the Company retired leasehold improvements with a gross cost of $112,507 and expensed the remaining net carrying value of $22,962 associated with the write-down of leasehold improvements due to a relocation of the Company’s corporate office and research laboratories in March 2015 (see Note 8).